August 31, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:               Comstock Funds, Inc. (the "Company")
                  File Nos. 33-40771 and 811-05502

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Company does not differ from those contained in Post-Effective Amendment No. 18 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on August 29, 2001 (Accession # 0000935069-01-500452).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0560. Please acknowledge receipt of this transmission via private mailbox.

                                           Very truly yours,


                                           /s/ Amy M. Kelley
                                           Amy M. Kelley
                                           Regulatory Administration Specialist

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd